GOODWILL AND INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2025
GOODWILL AND INTANGIBLE ASSETS
Schedule of changes in cost and accumulated amortization of goodwill and intangible assets

The following table presents the changes in cost and accumulated amortization of GFL’s goodwill and intangible assets for the periods indicated:

				Trade name,
				definite life
			Customer lists	C of As
		Indefinite life	and municipal	and other	Non-compete
	Goodwill	C of As	contracts	licenses	agreements	Total
Cost
Balance, December 31, 2023	7,890.5	861.0	3,674.1	143.5	520.8	13,089.9
Acquisitions via business combinations	119.8	11.1	60.0	1.3	32.6	224.8
Adjustments for prior year acquisitions	33.0	—	(1.7)	—	(7.5)	23.8
Other	—	—	14.8	—	—	14.8
Disposals	(415.7)	—	(87.7)	—	—	(503.4)
Changes in foreign exchange	438.2	8.6	153.2	11.0	33.5	644.5
Balance, December 31, 2024	8,065.8	880.7	3,812.7	155.8	579.4	13,494.4

Balance, December 31, 2024	8,065.8	880.7	3,812.7	155.8	579.4	13,494.4
Acquisitions via business combinations	386.2	—	250.5	27.0	79.0	742.7
Adjustments for prior year acquisitions	14.4	—	(4.1)	(0.7)	(3.1)	6.5
Other	7.2	—	11.4	5.7	5.0	29.3
Disposals	(1,346.0)	(348.1)	(1,298.2)	(114.0)	(172.5)	(3,278.8)
Changes in foreign exchange	(232.7)	(6.2)	(71.7)	(2.6)	(15.3)	(328.5)
Balance, December 31, 2025	6,894.9	526.4	2,700.6	71.2	472.5	10,665.6

Accumulated amortization
Balance, December 31, 2023	—	—	1,759.5	38.7	344.9	2,143.1
Amortization	—	—	347.5	9.4	84.2	441.1
Disposals	—	—	(86.9)	—	—	(86.9)
Changes in foreign exchange	—	—	71.2	3.5	23.4	98.1
Balance, December 31, 2024	—	—	2,091.3	51.6	452.5	2,595.4

Balance, December 31, 2024	—	—	2,091.3	51.6	452.5	2,595.4
Amortization	—	—	206.3	12.5	43.4	262.2
Disposals	—	—	(610.7)	(46.2)	(136.8)	(793.7)
Changes in foreign exchange	—	—	(39.2)	(0.8)	(10.2)	(50.2)
Balance, December 31, 2025	—	—	1,647.7	17.1	348.9	2,013.7

Carrying amounts
At December 31, 2024	$8,065.8	$880.7	$1,721.4	$104.2	$126.9	$10,899.0
At December 31, 2025	$6,894.9	$526.4	$1,052.9	$54.1	$123.6	$8,651.9